UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-203

MASSACHUSETTS INVESTORS TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

September 30, 2013

MASSACHUSETTS INVESTORS TRUST

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 99.0%
Aerospace - 5.2%
Honeywell International, Inc.	1,255,110	$104,224,334
Precision Castparts Corp.	423,766	96,296,586
United Technologies Corp.	1,074,300	115,831,026

		$316,351,946
Alcoholic Beverages - 2.4%
Diageo PLC	1,841,721	$58,587,732
Heineken N.V.	479,649	33,995,523
Pernod Ricard S.A.	431,085	53,531,335

		$146,114,590
Apparel Manufacturers - 3.0%
LVMH Moet Hennessy Louis Vuitton S.A.	335,981	$66,179,866
NIKE, Inc., “B”	740,530	53,792,099
VF Corp.	313,041	62,310,811

		$182,282,776
Automotive - 1.0%
Bayerische Motoren Werke AG	206,773	$22,230,377
Delphi Automotive PLC	669,330	39,102,259

		$61,332,636
Biotechnology - 1.3%
Celgene Corp. (a)	251,531	$38,718,167
Gilead Sciences, Inc. (a)	672,280	42,246,075

		$80,964,242
Broadcasting - 3.5%
Time Warner, Inc.	535,060	$35,212,299
Twenty-First Century Fox, Inc.	1,939,380	64,969,230
Walt Disney Co.	1,794,340	115,716,987

		$215,898,516
Brokerage & Asset Managers - 2.1%
BlackRock, Inc.	390,068	$105,560,202
Franklin Resources, Inc.	478,653	24,195,909

		$129,756,111
Business Services - 3.2%
Accenture PLC, “A”	985,900	$72,601,676
Cognizant Technology Solutions Corp., “A” (a)	821,780	67,484,574
Fidelity National Information Services, Inc.	1,148,490	53,335,876

		$193,422,126
Cable TV - 1.3%
Comcast Corp., “A”	1,686,970	$76,166,695

Computer Software - 2.5%
Autodesk, Inc. (a)	871,690	$35,887,477
Citrix Systems, Inc. (a)	484,560	34,214,782
Oracle Corp.	2,527,210	83,827,556

		$153,929,815

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - 5.8%
Apple, Inc.	306,633	$146,187,283
EMC Corp.	4,987,270	127,474,621
Hewlett-Packard Co.	3,874,460	81,286,171

		$354,948,075
Construction - 1.6%
Sherwin-Williams Co.	148,428	$27,040,613
Stanley Black & Decker, Inc.	787,300	71,305,761

		$98,346,374
Consumer Products - 2.8%
Colgate-Palmolive Co.	801,335	$47,519,166
Procter & Gamble Co.	1,657,536	125,293,146

		$172,812,312
Electrical Equipment - 3.4%
Danaher Corp.	2,433,650	$168,700,618
W.W. Grainger, Inc.	155,086	40,587,557

		$209,288,175
Electronics - 2.9%
Altera Corp.	2,036,360	$75,671,138
Microchip Technology, Inc.	2,462,810	99,226,615

		$174,897,753
Energy - Independent - 2.2%
EOG Resources, Inc.	401,420	$67,952,378
Occidental Petroleum Corp.	724,930	67,809,952

		$135,762,330
Energy - Integrated - 3.5%
Chevron Corp.	761,568	$92,530,512
Exxon Mobil Corp.	1,408,360	121,175,294

		$213,705,806
Engineering - Construction - 0.9%
Fluor Corp.	806,680	$57,242,013

Food & Beverages - 3.0%
General Mills, Inc.	556,520	$26,668,438
Groupe Danone	1,124,653	84,655,555
Mondelez International, Inc.	2,345,010	73,680,214

		$185,004,207
General Merchandise - 2.1%
Kohl’s Corp.	964,590	$49,917,533
Target Corp.	1,246,210	79,732,516

		$129,650,049
Insurance - 1.8%
ACE Ltd.	1,167,310	$109,213,524

Internet - 2.7%
Facebook, Inc., “A “ (a)	344,480	$17,306,675
Google, Inc., “A” (a)	165,827	145,249,527

		$162,556,202

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - 8.3%
Bank of America Corp.	4,385,870	$60,525,006
Goldman Sachs Group, Inc.	622,059	98,415,954
JPMorgan Chase & Co.	3,295,490	170,343,878
Morgan Stanley	1,157,410	31,192,200
State Street Corp.	506,070	33,274,103
Wells Fargo & Co.	2,786,766	115,149,171

		$508,900,312
Medical Equipment - 6.0%
Abbott Laboratories	723,240	$24,004,336
Baxter International, Inc.	166,300	10,924,247
Covidien PLC	1,628,830	99,260,900
St. Jude Medical, Inc.	1,765,660	94,710,002
Stryker Corp.	566,070	38,260,671
Thermo Fisher Scientific, Inc.	1,044,290	96,231,324

		$363,391,480
Oil Services - 3.9%
Cameron International Corp. (a)	1,069,550	$62,429,633
Dresser-Rand Group, Inc. (a)	1,144,100	71,391,840
National Oilwell Varco, Inc.	779,740	60,905,491
Schlumberger Ltd.	521,710	46,098,296

		$240,825,260
Other Banks & Diversified Financials - 5.1%
American Express Co.	1,394,650	$105,323,968
MasterCard, Inc., “A”	133,440	89,775,763
Visa, Inc., “A”	600,065	114,672,421

		$309,772,152
Pharmaceuticals - 6.4%
Bristol-Myers Squibb Co.	759,040	$35,128,371
Johnson & Johnson	1,651,948	143,207,372
Pfizer, Inc.	5,045,300	144,850,563
Valeant Pharmaceuticals International, Inc. (a)	656,010	68,441,523

		$391,627,829
Railroad & Shipping - 1.1%
Canadian National Railway Co.	664,380	$67,348,201

Restaurants - 1.2%
McDonald’s Corp.	770,547	$74,134,327

Specialty Chemicals - 3.2%
FMC Corp.	572,610	$41,067,589
Linde AG	293,087	58,048,022
Praxair, Inc.	468,851	56,360,579
W.R. Grace & Co. (a)	433,790	37,913,246

		$193,389,436
Telecommunications - Wireless - 1.4%
American Tower Corp., REIT	1,187,890	$88,058,286

Tobacco - 0.9%
Philip Morris International, Inc.	657,230	$56,909,546

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Trucking - 1.0%
United Parcel Service, Inc., “B”	636,920	$58,195,380

Utilities - Electric Power - 2.3%
American Electric Power Co., Inc.	1,198,390	$51,950,206
CMS Energy Corp.	2,205,610	58,051,655
Wisconsin Energy Corp.	798,320	32,236,162

		$142,238,023
Total Common Stocks		$6,054,436,505

Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	42,263,378	$42,263,378
Total Investments		$6,096,699,883

Other Assets, Less Liabilities - 0.3%		19,649,245
Net Assets - 100.0%		$6,116,349,128

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$6,054,436,505	$—	$—	$6,054,436,505
Mutual Funds	42,263,378	—	—	42,263,378
Total Investments	$6,096,699,883	$—	$—	$6,096,699,883

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $323,697,076 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,531,737,206
Gross unrealized appreciation	1,567,405,570
Gross unrealized depreciation	(2,442,893)
Net unrealized appreciation (depreciation)	$1,564,962,677

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	39,165,814	1,456,091,305	(1,452,993,741)	42,263,378

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$60,098	$42,263,378

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MASSACHUSETTS INVESTORS TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: November 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: November 15, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2013

*	Print name and title of each signing officer under his or her signature.